Operating income	3 Months Ended
Mar. 31, 2025
Revenue [abstract]
Operating income	Operating income
Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Research tax credit ("CIR")	1,150	970
Subsidies	25	—
Other	12	24
Total operating income	1,186	994
Research tax credit (“CIR”)
The Group carries out research and development projects. As such, it has benefited from a research tax credit for the periods ended
March 31, 2024 and 2025 for an amount of €1,150 thousand and €970 thousand, respectively.
Subsidies
Subsidies primarily relate to the Bpifrance RNP-VIR and CARENA conditional advances, the repayments of which were partly waived by Bpifrance in June 2024, for €1,872 thousand and €2,251 thousand respectively (see Note 3.1).
Other
For the three-month period ended March 31, 2025, the line item "Other" mainly includes issuance, cancellation and depositary service fees collected from ADSs holders by Citibank, who is acting as the Group's exclusive depositary for its publicly listed and freely traded ADSs. As part of the depositary agreement between Citibank and the Group, the latter is entitled to receive a portion of the aforementioned fees collected by Citibank.